Supplement to the
Fidelity Advisor® New Insights Fund
Class A, Class T, Class C, Class I and Class Z
March 1, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ANIF-SUM-17-01 1.9881418.100	March 1, 2017